Going Concern Uncertainty (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 757	$ 735
Current assets	757	3,410
Current liabilities	4,373,037	4,025,359
Accumulated deficit	(7,776,354)	(7,043,784)
Cash from operating activities	$ (131,453)	$ (959)